Voyage and Vessel and Drilling Rig/Drillship Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage Vessel Drilling Rig Operating Expenses [Abstract]
Voyage Vessel Drilling Rig Operating Expenses Disclosure [Text Block]
18. Voyage and Vessel and Drilling Rig Operating Expenses:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessel Voyage Expenses	2009	2010	2011
Port charges	$$1,078	$857	$$985
Bunkers	4,601	1,305	1,834
Gain on sale of bunkers	-2,146	(17)	-4,636
Commissions charged by third parties	19,809	19,674	17,576

	23,342	21,819	15,759
Commissions charged by a related party	5,437	5,614	4,814

Total	$28,779	$27,433	$20,573

	Year ended December 31,
Vessel Operating Expenses	2009	2010	2011
Crew wages and related costs	$36,560	$36,271	$$42,153
Insurance	7,695	6,663	8,199
Repairs and maintenance	31,034	28,002	40,591
Tonnage taxes	316	309	346

Total vessel operating expenses	$75,605	$71,245	$91,289

	Year ended December 31,
Rig and Drillship Operating Expenses	2009	2010	2011
Crew wages and related costs	$69,983	$60,540	$$147,331
Insurance	7,869	7,918	20,250
Repairs and maintenance	48,430	50,911	114,252

Total rig operating expenses	$126,282	$119,369	$281,833

Total	$201,887	$190,614	$373,122